Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$90,540,307.13	0.5422225	$75,157,313.83	0.4500977	$15,382,993.30
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$184,020,307.13	0.1358625	$168,637,313.83	0.1245052	$15,382,993.30

Weighted Avg. Coupon (WAC)	5.02%		5.04%
Weighted Avg. Remaining Maturity (WARM)	24.23		23.38
Pool Receivables Balance	$214,358,798.59		$198,691,389.93
Remaining Number of Receivables	29,289		28,395

Adjusted Pool Balance	$211,314,269.81		$195,931,276.51

III. COLLECTIONS

Principal:
Principal Collections	$15,382,353.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$298,207.26
Total Principal Collections	$15,680,561.23

Interest:
Interest Collections	$868,685.26
Late Fees & Other Charges	$38,758.53
Interest on Repurchase Principal	$-
Total Interest Collections	$907,443.79

Collection Account Interest	$486.18
Reserve Account Interest	$254.44
Servicer Advances	$-

Total Collections	$16,588,745.64

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$16,588,745.64
Reserve Account Release	$-
Total Available for Distribution	$16,588,745.64

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$178,632.33		$178,632.33	$178,632.33
Collection Account Interest					$486.18
Late Fees & Other Charges					$38,758.53
Total due to Servicer					$217,877.04

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$71,677.74		$71,677.74

Total Class A interest:		$71,677.74		$71,677.74	$71,677.74

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$16,135,545.94

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,382,993.30

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$15,382,993.30
Class A Notes Total:	$15,382,993.30	$15,382,993.30
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$15,382,993.30	$15,382,993.30

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			752,552.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,044,528.78
Beginning Period Amount	$3,044,528.78
Current Period Amortization	$284,415.36
Ending Period Required Amount	$2,760,113.42
Ending Period Amount	$2,760,113.42
Next Distribution Date Amount	$2,492,967.94

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	12.92%	13.93%	13.93%

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	March 2015
Distribution Date	4/15/2015
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.27%	27,905	97.44%	$193,595,824.93
30 - 60 Days	1.46%	414	2.16%	$4,292,908.80
61 - 90 Days	0.23%	65	0.34%	$681,001.52
91 + Days	0.04%	11	0.06%	$121,654.68
		28,395		$198,691,389.93
Total
Delinquent Receivables 61 + days past due	0.27%	76	0.40%	$802,656.20
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	106	0.54%	$1,156,979.99
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.49%	148	0.73%	$1,672,359.08
Three-Month Average Delinquency Ratio	0.37%		0.56%

Repossession in Current Period		35		$366,859.04
Repossession Inventory		57		$187,737.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$285,054.69
Recoveries				$(298,207.26)
Net Charge-offs for Current Period				$(13,152.57)

Beginning Pool Balance for Current Period				$214,358,798.59

Net Loss Ratio				-0.07%
Net Loss Ratio for 1st Preceding Collection Period				-0.47%
Net Loss Ratio for 2nd Preceding Collection Period				1.09%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$10,057,842.42
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$679,308.49
Number of Extensions				66